Convertible Preferred Stock, Common Stock and Stockholders' Equity (Deficit) - Summary of Convertible Preferred Stock Authorized, Issued and Outstanding (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2020 USD ($) $ / shares shares
Schedule Of Convertible Preferred Stock [Line Items]
Shares Authorized | shares	113,419,184
Shares Issued and Outstanding | shares	107,592,801
Net Carrying Value | $	$ 137,497
Liquidation Preference | $	$ 137,876
Series Seed Convertible Preferred Stock [Member]
Schedule Of Convertible Preferred Stock [Line Items]
Shares Authorized | shares	18,233,848
Shares Issued and Outstanding | shares	17,062,642
Issuance Price Per Share | $ / shares	$ 0.0649
Net Carrying Value | $	$ 1,107
Liquidation Preference | $	$ 1,107
Series A Convertible Preferred Stock [Member]
Schedule Of Convertible Preferred Stock [Line Items]
Shares Authorized | shares	28,725,920
Shares Issued and Outstanding | shares	27,354,298
Issuance Price Per Share | $ / shares	$ 0.3107
Net Carrying Value | $	$ 8,437
Liquidation Preference | $	$ 8,500
Series B Convertible Preferred Stock [Member]
Schedule Of Convertible Preferred Stock [Line Items]
Shares Authorized | shares	34,391,480
Shares Issued and Outstanding | shares	32,749,335
Issuance Price Per Share | $ / shares	$ 0.4635
Net Carrying Value | $	$ 15,096
Liquidation Preference | $	$ 15,180
Series C Convertible Preferred Stock [Member]
Schedule Of Convertible Preferred Stock [Line Items]
Shares Authorized | shares	14,468,290
Shares Issued and Outstanding | shares	13,777,449
Issuance Price Per Share | $ / shares	$ 2.1775
Net Carrying Value | $	$ 29,881
Liquidation Preference | $	$ 30,000
Series D Convertible Preferred Stock [Member]
Schedule Of Convertible Preferred Stock [Line Items]
Shares Authorized | shares	17,599,646
Shares Issued and Outstanding | shares	16,649,077
Issuance Price Per Share | $ / shares	$ 4.9906
Net Carrying Value | $	$ 82,976
Liquidation Preference | $	$ 83,089